8. Derivative Liabilities: Schedule of Derivative Liabilities at Fair Value (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of Derivative Liabilities at Fair Value

	Convertible	Broker	Total
	notes	warrants
	$	$	$
Derivative fair value at issuance	479,479	85,767	565,246
Change in fair value of derivatives	1,473	(5,499)	(4,026)
Derivative liabilities as at December 31, 2015	480,952	80,268	561,220